Share-Based Payments - Reconciliation of Outstanding Share-Options (Details)	12 Months Ended
	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
LTI-plus program
Share options outstanding
Beginning balance, share options (in shares)	0	372,011
Forfeited, share options (in shares)	0	(7,932)
Granted, share options (in shares)		0
Settled (in shares)		(364,079)
Ending balance, share options (in shares)	0	0
thereof vested (in shares)	0
thereof un-vested (in shares)	0
LTI 2020 program
Share options outstanding
Beginning balance, share options (in shares)	235,305	242,416
Forfeited, share options (in shares)	(4,400)	(7,111)
Granted, share options (in shares)		0
Settled (in shares)		0
Ending balance, share options (in shares)	230,905	235,305
thereof vested (in shares)	175,523
thereof un-vested (in shares)	55,382
LTI 2021 program
Share options outstanding
Beginning balance, share options (in shares)	104,608	110,036
Forfeited, share options (in shares)	(3,497)	(5,428)
Granted, share options (in shares)		0
Settled (in shares)		0
Ending balance, share options (in shares)	101,111	104,608
thereof vested (in shares)	51,905
thereof un-vested (in shares)	49,206
LTI 2022 program
Share options outstanding
Beginning balance, share options (in shares)	396,110	0
Forfeited, share options (in shares)	(16,141)	0
Granted, share options (in shares)		396,110
Settled (in shares)		0
Ending balance, share options (in shares)	379,969	396,110
thereof vested (in shares)	96,466
thereof un-vested (in shares)	283,503
LTI Program
Weighted average exercise price (€)
Weighted average share price (in euros per share) | € / shares	€ 171.40
Employee Stock Ownership Plan
Share options outstanding
Beginning balance, share options (in shares)	57,584	642,007
Forfeited, share options (in shares)		(1,040)
Exercised, share options (in shares)	(39,785)	(583,383)
Ending balance, share options (in shares)	17,799	57,584
thereof vested (in shares)	17,799
thereof un-vested (in shares)	0
Number of ordinary shares underlying options
Beginning balance, number of ordinary shares underlying options (in shares)	1,036,514	11,556,124
Forfeited, number of ordinary shares underlying options (in shares)		(18,720)
Exercised, number of ordinary shares underlying options (in shares)	(716,121)	(10,500,890)
Ending balance, number of ordinary shares underlying options (in shares)	320,393	1,036,514
thereof vested, number of ordinary shares underlying options (in shares)	320,393
thereof un-vested, number of ordinary shares underlying options (in shares)	0
Weighted average exercise price (€)
Beginning balance, weighted-average exercise price (in euros per share) | € / shares	€ 11.10	€ 10.23
Forfeited, weighted-average exercise price (in euros per share) | € / shares		10.14
Exercised, weighted-average exercise price (in euros per share) | € / shares	11.04	10.14
Ending balance, weighted-average exercise price (in euros per share) | € / shares	11.24	11.10
thereof vested, weighted-average exercise price (in euros per share) | € / shares	11.24
thereof un-vested, weighted-average exercise price (in euros per share) | € / shares	0
Weighted average share price (in euros per share) | € / shares	€ 96.49	€ 160.44